Subsequent Events (Details) - USD ($)	Oct. 02, 2022	Dec. 07, 2022	Nov. 09, 2022	Sep. 30, 2022	Mar. 08, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Number of warrants to purchase shares issued				225,223		225,223	383,281
Minimum closing cash condition					$ 250,000,000
Subsequent Event
Subsequent Event [Line Items]
Required equity funding	$ 500,000,000
Initial purchase amount	50,000,000
Required equity funding for qualifying projects	50,000,000
Required equity funding for qualifying projects, remaining amount reduction	$ 5,000,000
Notes receivable, commitment to purchase			$ 5,500,000
Number of warrants to purchase shares issued			316,250
Minimum closing cash condition		$ 230,000,000
Sale of stock price (usd per share)		$ 10.00
Subsequent Event | LanzaJet Freedom Pines Fuels LLC
Subsequent Event [Line Items]
Notes receivable, aggregate principal amount			$ 147,000,000
Subsequent Event | Senior Secured Notes Receivable | LanzaJet Freedom Pines Fuels LLC
Subsequent Event [Line Items]
Notes receivable, aggregate principal amount			$ 113,500,000
Line of credit facility, interest rate			6.00%
Subsequent Event | Subordinated Secured Notes Receivable | LanzaJet Freedom Pines Fuels LLC
Subsequent Event [Line Items]
Notes receivable, aggregate principal amount			$ 33,500,000
Line of credit facility, interest rate			6.00%
Subsequent Event | One Tranche Of Notes
Subsequent Event [Line Items]
Number of warrants to purchase shares issued			575
Amount of Notes purchased			$ 10,000